Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

CNX Non–Employee Director Stock Options

Under the non-employee director compensation program, directors may, in lieu of receiving all or any portion of their annual cash retainer, elect to receive nonqualified stock options. Subject to the provisions of the nonqualified stock option agreement and the Equity and Incentive Compensation Plan, options granted to our non-employee directors generally vest upon the earlier to occur of: the one-year anniversary of the grant date or the date of the next Annual Meeting of Shareholders and expire on the tenth anniversary of such grant date.

The non-employee director nonqualified stock option agreements provide that in the event of death or disability or upon the completion of a change in control, any non-vested portion of the award will immediately vest and become exercisable and remain exercisable until the normal expiration of the stock option. If a director separates from service for any other reason, other than for cause, any non-vested portion of the award will be forfeited and cancelled as of such date, with any vested portion remaining exercisable until the normal expiration of the option. If a director’s service terminates for cause, all outstanding option awards will immediately be forfeited and cancelled as of such date.

As a condition to a director’s right to receive shares subject to a stock option award, the director must agree to abide by the terms and conditions of the proprietary information covenant included in the award agreement and must return any materials belonging to CNX upon termination of service on the Board.

Under CNX’s policies and practices, these stock options (if elected by a director) are generally granted at the Annual Meeting of Shareholders at which such director is elected (generally in the second fiscal quarter of each year). Annual meetings are generally scheduled at least one year in advance. All such stock options are granted under a shareholder-approved plan and at an exercise price equal to the closing market price of CNX common stock on the date of grant. As a general matter, the Board and the Compensation Committee do not take material nonpublic information into account when determining the timing and terms of such stock option awards. The grant timing described above is used to provide for a routine and regular grant practice regarding any director stock option awards, including to make sure that the existence (or lack thereof) of material non-public information is not a factor in decisions about the timing of such stock option grants. Similarly, CNX has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive or director compensation.

Award Timing Method	Under CNX’s policies and practices, these stock options (if elected by a director) are generally granted at the Annual Meeting of Shareholders at which such director is elected (generally in the second fiscal quarter of each year). Annual meetings are generally scheduled at least one year in advance. All such stock options are granted under a shareholder-approved plan and at an exercise price equal to the closing market price of CNX common stock on the date of grant.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	As a general matter, the Board and the Compensation Committee do not take material nonpublic information into account when determining the timing and terms of such stock option awards. The grant timing described above is used to provide for a routine and regular grant practice regarding any director stock option awards, including to make sure that the existence (or lack thereof) of material non-public information is not a factor in decisions about the timing of such stock option grants.
MNPI Disclosure Timed for Compensation Value	false